(19) REGULATORY CHARGES	12 Months Ended
Dec. 31, 2017
Regulatory Charges
REGULATORY CHARGES
	Dec 31, 2017	Dec 31, 2016
Fee for the use of water resources	1,256	1,385
Global reversal reserve - RGR	17,545	17,469
ANEEL inspection fee - TFSEE	2,061	2,044
Energy development account - CDE	262,213	309,117
Tariff flags and others	298,525	36,064
Total	581,600	366,078

Energy development account – CDE: refer to the (i) annual CDE quota for the year 2017 in the amount of R$138,135 (R$ 164,681 as at December 31, 2016); (ii) quota intended for the reimbursement of the CDE injection for the period from January 2013 to January 2014 in the amount of R$47,429 (R$ 44,622 in December 31, 2016); and (iii) quota intended for the reimbursement of the injection into the Regulated Contracting Environment (ACR account) for the period from February to December 2014, in the amount of R$76,649 (R$99,814 in December 31, 2016). The subsidiaries conducted matching of accounts between the amount of CDE payable and the Accounts Receivable – CDE (note 11) in 2017, in the amount of R$ 238,510.

Tariff flags and others: refer basically to the amount to be passed on to the Centralizing Account for Tariff Flag Resources (“CCRBT”), the related amount receivable was recognized through the issuance of electricity bills (note 25.4).